DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DEBT
Summary of debt obligations

	September 30,	December 31,
	2021	2020
Central Bank line of credit	$—	$1,978
Central Bank promissory note	—	2,122
PPP promissory note	1,665	—
Total	1,665	4,100

Face value of convertible debenture	3,450	3,450
Less: principal converted to common shares	(60)	—
Less: deemed fair value ascribed to conversion feature and warrants	(1,523)	(1,523)
Plus: accretion of implied interest	610	324
Total convertible debt	2,477	2,251

Face value of Centurion debenture	8,000	—
Less: deemed fair value ascribed to warrants	(1,204)	—
Plus: accretion of implied interest	100	—
Less: net debt issuance costs	(587)	—
Total Centurion debt	6,309	—
Total debt	10,451	6,351
Less: current portion of debt	—	(4,100)
Long-term debt	$10,451	$2,251

As of December 31, 2020 and 2019, the Company’s debt obligations are summarized as follows (stated in thousands):

	December 31,
	2020	2019
Bank line of credit	$1,978	$1,000
Bank promissory note	2,122	1,418
	4,100	2,418
Face value of convertible debenture	3,450	965
Less: fair value ascribed to conversion feature and warrants	(1,523)	(564)
Plus: accretion of implied interest	324	5
	2,251	406
Total debt	6,351	2,824
Less: current portion of debt	(4,100)	(1,664)
Long-term debt	$2,251	$1,160

Schedule of future minimum principal payments

As of September 30, 2021, future minimum principal payments are summarized as follows (stated in thousands):

	PPP	Convertible	Bank
	Loan	Debt	Indebtedness
Remainder 2021	$—	$—	$—
2022	—	—	—
2023	—	965	—
2024	—	2,425	—
2025	—	—	8,000
2026	1,665	—	—
Total	1,665	3,390	8,000
Less: fair value ascribed to conversion feature and warrants	—	(1,523)	(1,204)
Plus: accretion and implied interest	—	610	100
Less: net debt issuance costs	—	—	(587)
	$1,665	$2,477	$6,309

As of December 31, 2020, future minimum principal payments are summarized as follows (stated in thousands):

	Bank	Convertible
	Indebtedness	Debt
2021	$4,100	$—
2022	—	—
2023	—	965
2024	—	2,485
2025	—	—
Total	$4,100	$3,450
Less: fair value ascribed to conversion feature and warrants	—	(1,523)
Plus: accretion and implied interest	—	324
	$4,100	$2,251